EXHIBIT 99.37

ib exception report

Loan ID (Purchasing Lender)	Loan Number (Selling Lender)	Exception ID	Exception ID Date	Condition Category	Condition Standardized Description	Condition ID	Exception Level	Status	Condition Custom Description	Cleared Date	Compensating Factors	Lender Response	Comments	Loan Status	Moody's Initial Exception Grade	Moody's Final Exception Level Grade	Fitch Initial Exception Grade	Fitch Final Exception Level Grade	S&P Initial Exception Grade	S&P Final Exception Level Grade	Kroll Initial Exception Grade	Kroll Final Exception Level Grade	DBRS Initial Exception Grade	DBRS Final Exception Level Grade
787070	xxxxxx	xxxxxx	03/24/2022	Credit	Missing Loan Approval Date	APRV 0003	1	Closed	Missing Underwriter Loan Approval.	04/06/2022	Verified credit history - Mid FICO of 725 exceeds the minimum required of 700 by 25 points.; Low DTI - 48.95% DTI is 6.05% lower than 55% maximum. ; Net tangible benefit - $5,105.46 monthly residual income exceeds the minimum required of $2,500 by $2,605.46.;		04/04/22 Lender approval received.	Securitized	C	A	C	A	C	A	C	A	C	A
787070	xxxxxx	xxxxxx	03/24/2022	Compliance	Initial CD Received Date is < 3 business days prior to Consummation Date	TRID 0008	1	Closed	Initial CD issued xxxxxx, received xxxxxx. Consummation Date of loan is xxxxxx. -- The Initial Closing Disclosure Received Date of (xxxxxx) is not three business days before the consummation date of (xxxxxx). Three business days before the consummation date is (xxxxxx). Under Regulation Z, a consumer must receive the Initial Closing Disclosure reflecting the actual terms of the transaction no later than three business days before consummation. (12 CFR 1026.19(f)(1)(ii)(A)); 1026.19(f)(1)(iii))	04/12/2022	Verified credit history - Mid FICO of 725 exceeds the minimum required of 700 by 25 points.; Low DTI - 48.95% DTI is 6.05% lower than 55% maximum. ; Net tangible benefit - $5,105.46 monthly residual income exceeds the minimum required of $2,500 by $2,605.46.;	03/24/2022 04/04/22 LE dated xxxxxx received.
												**Finding remains missing evidence that the borrower received a copy of the CD at least 3 business days prior to the Consummation Date of loan of xxxxxx. (Only 1 CD dated xxxxxx was received by borrower 03/15/22)	04/07/2022 Initial CD date xxxxxx received.	Securitized	C	A	C	A	C	A	C	A	C	A
787070	xxxxxx	xxxxxx	03/24/2022	Compliance	HPML Loan	COMP 0016	1	Closed	The loan's (6.58%) APR equals or exceeds the Federal HPML threshold of (5.46%). The threshold is determined by adding 1.5 points to the comparable average prime offer rate index on the "last date the interest rate is set before consummation." The comparable APOR for this loan is (3.96%).(12 CFR 1026.35(a)(1)(i))	04/19/2022	Verified credit history - Mid FICO of 725 exceeds the minimum required of 700 by 25 points.; Low DTI - 48.95% DTI is 6.05% lower than 55% maximum. ; Net tangible benefit - $5,105.46 monthly residual income exceeds the minimum required of $2,500 by $2,605.46.;		04/14/22 Updated appraisal with Title XI of FIRREA verbiage (pg 10/31) received. Loan is now HPML compliant.	Securitized	C	A	C	A	C	A	C	A	C	A
787070	xxxxxx	xxxxxx	03/30/2022	Credit	Missing Tax Transcript(s)	CRED 0091	1	Closed	Missing required 2 years Wage and Income tax transcripts for 2020 and 2021.	04/19/2022	Verified credit history - Mid FICO of 725 exceeds the minimum required of 700 by 25 points.; Low DTI - 48.95% DTI is 6.05% lower than 55% maximum. ; Net tangible benefit - $5,105.46 monthly residual income exceeds the minimum required of $2,500 by $2,605.46.;	03/30/2022 04/18/22 Lender attempted to re pull transcript but no results return again. known issue with IRS. 2020 Wage transcript received.

04/02/22 2021 Wage and Income Transcript returned with no results.

												**Will need lender to address and investigate as to why no findings were returned for 2021 and provide missing 2020 Wage and income transcript.	04/18/22 Per lender response 2021 was re pulled and and still returned no results. 2020 W2 Wage & Income statement provided.	Securitized	C	A	C	A	C	A	C	A	C	A
787070	xxxxxx	xxxxxx	03/31/2022	Compliance	HPML Appraisal Requirements are Not Met	APPR 0044	1	Closed	Appraiser did not include an executed certification stating the appraisal was prepared in accordance with USPAP and Title XI of FIRREA and any implementing regulations as required for HPML loans.	04/19/2022	Verified credit history - Mid FICO of 725 exceeds the minimum required of 700 by 25 points.; Low DTI - 48.95% DTI is 6.05% lower than 55% maximum. ; Net tangible benefit - $5,105.46 monthly residual income exceeds the minimum required of $2,500 by $2,605.46.;	03/31/2022 04/07/22 Updated appraisal received.
												** Finding remains, FIERRA/USPA Addendum Certification Supplement 1 does not have the updated certification that the appraisal was prepared in accordance with USPAP and Title XI of FIRREA and any implementing regulations as required for HPML loans.	04/14/22 Updated appraisal with Title XI of FIRREA verbiage (pg 10/31) received.	Securitized	C	A	C	A	C	A	C	A	C	A
787070	xxxxxx	xxxxxx	03/31/2022	Property	Missing Required Property Inspection	PROP 0003	1	Closed	Missing Certificate of Occupancy for subject property which is xxxxxx on p18.	04/19/2022	Verified credit history - Mid FICO of 725 exceeds the minimum required of 700 by 25 points.; Low DTI - 48.95% DTI is 6.05% lower than 55% maximum. ; Net tangible benefit - $5,105.46 monthly residual income exceeds the minimum required of $2,500 by $2,605.46.;	03/31/2022 04/04/22 Borrower occupancy cert received. **Finding remains missing Certificate of Occupancy issued by City/County for new construction.	04/19/22 Exception set in error, not required per G/L. Appraisal completed As IS.	Securitized	C	A	C	A	C	A	C	A	C	A
787070	xxxxxx	xxxxxx	03/31/2022	Property	Missing Third Party Appraisal Review	APPR 0046	1	Closed	Missing required secondary appraisal review. xxxxxx UCDP Submission Summary Report dated 03/10/2022 with value of $xxxxxx and 2.6 risk score exceeds 2.5 maximum on p467.	04/19/2022	Verified credit history - Mid FICO of 725 exceeds the minimum required of 700 by 25 points.; Low DTI - 48.95% DTI is 6.05% lower than 55% maximum. ; Net tangible benefit - $5,105.46 monthly residual income exceeds the minimum required of $2,500 by $2,605.46.;	03/31/2022 04/04/22 Duplicate copy of the xxxxxx SSR report reflecting a score of 2.6 provided. **Finding remains missing Missing CDA/ARR due to SSR score > 2.5.	04/14/22 PC CDA supporting value of xxxxxx received.	Securitized	C	A	C	A	C	A	C	A	C	A
787054	xxxxxx	xxxxxx	05/13/2022	Compliance	Missing Initial Loan Estimate	TRID 0170	1	Closed	Missing Initial Loan Estimate	06/07/2022	Verified reserves - 37.91 months verified reserves exceed the 18.5 months required which includes am xxxxxx balance of $52,380 paid monthly. ; Verified credit history - Mid FICO of 706 exceeds the minimum required of 680 by 26 points.; Net tangible benefit - $8,249 monthly residual income for family of 1. ;		05/23/22 Initial LE dated xxxxxx received.	Sold	C	A	C	A	C	A	C	A	C	A
787054	xxxxxx	xxxxxx	05/13/2022	Compliance	Missing Evidence of Initial Disclosure(s)	TRID 0187	1	Closed	Missing evidence of initial all initial disclosures issued w/in 3 days of the app date of xxxxxx.	06/07/2022	Verified reserves - 37.91 months verified reserves exceed the 18.5 months required which includes am xxxxxx balance of $52,380 paid monthly. ; Verified credit history - Mid FICO of 706 exceeds the minimum required of 680 by 26 points.; Net tangible benefit - $8,249 monthly residual income for family of 1. ;	11/05/2024 05/26/22 05/23/22 Lender provided duplicate copy of the disclosure tracking.
**Finding remains, missing actual copies of all of the disclosures issued issued w/in 3 days of the app date of xxxxxx.

05/23/22 Lender provided disclosure tracking.
												**Finding remains, missing copies of all disclosures issued w/in 3 days of the app date of xxxxxx.	06/01/22 Copy of initial disclosures dated xxxxxx received.	Sold	C	A	C	A	C	A	C	A	C	A
787054	xxxxxx	xxxxxx	05/19/2022	Credit	Income Calculation Discrepancy	CRED 0084	2	Acknowledged	Lender used 12 months business bank statements for 4 owned LLCs. xxxxxx Apartments are 50% owned and xxxxxx and xxxxxx are 40% Owned. Use of business bank statements requires 50% ownership per guidelines on p33, Section 5.2.1.;

									Review used total income of $13,753.10 (11,743.83 xxxxxx + 2,009.27 for xxxxxx. Review also used 0.00 for primary housing as borrower lives rent free per LOE on p314, total of $4,169.88 for subject 2nd home expense and $1,334 consumer debt for total of $5303.88/13,753.10 = 40.02% which is still below the 50% maximum DTI.		Verified reserves - 37.91 months verified reserves exceed the 18.5 months required which includes am xxxxxx balance of $52,380 paid monthly. ; Verified credit history - Mid FICO of 706 exceeds the minimum required of 680 by 26 points.; Net tangible benefit - $8,249 monthly residual income for family of 1. ;	11/05/2024 05/31/22 Email from xxxxxx acknowledging/accepting lender approved exception. 05/23/22 Lender acknowledged exception received. Pending Investor Acknowledgment.	Client: Investor Acknowledged Lender Approved Exception.	Sold	C	B	C	B	C	B	C	B	C	B
787054	xxxxxx	xxxxxx	05/19/2022	Credit	Underwriting Loan Approval is Deficient	APRV 0010	1	Closed	Missing copy of final loan commitment for Adjustable rate mortgage and updated 1008 to include underwriter name and corrections as reported in CRED 0084 exception.	06/07/2022	Verified reserves - 37.91 months verified reserves exceed the 18.5 months required which includes am xxxxxx balance of $52,380 paid monthly. ; Verified credit history - Mid FICO of 706 exceeds the minimum required of 680 by 26 points.; Net tangible benefit - $8,249 monthly residual income for family of 1. ;	11/05/2024 05/26/22 Duplicate copy of the updated 1008 received.
**Finding partially cleared, Missing updated final loan approval/ commitment reflecting the final Adjustable Rate Loan Terms.

05/23/22 Updated 1008 received.
												**Finding partially cleared, Missing updated final loan approval.	06/01/22 Per conversation with lender an updated commitment is not reissued. Final 1008 reflecting ARM is considered as the final approval.	Sold	C	A	C	A	C	A	C	A	C	A
787054	xxxxxx	xxxxxx	05/19/2022	Compliance	Document Intent to Proceed with the Transaction	TRID 0047	1	Closed	Missing the Intent to Proceed.- You did not submit an Intent to Proceed Date, which represents the date the consumer acknowledged their intent to proceed with the transaction described by the Loan Estimate. The creditor must document this communication to satisfy the requirements of 1026.25. Neither a creditor nor any other person may impose a fee, other than a credit report fee, before the consumer has received the Loan Estimate and indicated to the creditor an intent to proceed with the transaction described by the Loan Estimate. (12 CFR 1026.19(e)(2)(i)(A))
									You did not submit an Intent to Proceed Date, which represents the date the consumer acknowledged their intent to proceed with the transaction described by the Loan Estimate. The creditor must document this communication to satisfy the requirements of 1026.25. Neither a creditor nor any other person may impose a fee, other than a credit report fee, before the consumer has received the Loan Estimate and indicated to the creditor an intent to proceed with the transaction described by the Loan Estimate. (12 CFR 1026.19(e)(2)(i)(A))	05/25/2022	Verified reserves - 37.91 months verified reserves exceed the 18.5 months required which includes am xxxxxx balance of $52,380 paid monthly. ; Verified credit history - Mid FICO of 706 exceeds the minimum required of 680 by 26 points.; Net tangible benefit - $8,249 monthly residual income for family of 1. ;		5/23/22 IPT received.	Sold	C	A	C	A	C	A	C	A	C	A
787089	xxxxxx	xxxxxx	05/25/2022	Credit	Underwriting Loan Approval is Deficient	APRV 0010	1	Closed	Missing final 1008. Only commitment in file dated xxxxxx(when loan closed) on p422.	06/08/2022	Verified credit history - Mid FICO of 792 exceeds the minimum required of 700 by 92 points.; Verified reserves - 10.67 months verified assets exceed the 6 months required verified reserves.;		06/03/22 1008 provided.	Sold	C	A	C	A	C	A	C	A	C	A
787089	xxxxxx	xxxxxx	05/25/2022	Credit	Missing Required Fraud Tool	CRED 0089	1	Closed	Missing required fraud report.	06/08/2022	Verified credit history - Mid FICO of 792 exceeds the minimum required of 700 by 92 points.; Verified reserves - 10.67 months verified assets exceed the 6 months required verified reserves.;		06/03/22 Fraud report received.	Sold	C	A	C	A	C	A	C	A	C	A
787075	xxxxxx	xxxxxx	06/15/2022	Compliance	HPML Appraisal Requirements are Not Met	APPR 0044	1	Closed	Missing executed certification stating the appraisal was prepared in accordance with USPAP and Title XI of FIRREA and any implementing regulations.	06/28/2022	Verified credit history - Mid FICO of 757 exceeds the minimum required of 660 by 97 points.; Low DTI - 30.26% DTI is 19.74% lower than 50% maximum. ; Verified reserves - 17.74 months verified reserves exceed the 6 months required. ; Verified employment history - Verified borrower self-employed in the xxxxxx industry since 08/30/2011.;	06/15/2022 6/27/2022 - Exception is cleared with the attached updated appraisal report. Per appraiser, I performed this appraisal in accordance with the requirements of Title XI 323.4 Minimum appraisal standards of the Financial Institution Reform, Recovery and Enforcement Act of 1989. The appraiser is not responsible for the entirety of the FIRREA ACT." HPML 0044 Exception Cleared;	6/27/2022 - Exception is cleared with the attached updated appraisal report. Per appraiser, I performed this appraisal in accordance with the requirements of Title XI 323.4 Minimum appraisal standards of the Financial Institution Reform, Recovery and Enforcement Act of 1989. The appraiser is not responsible for the entirety of the FIRREA ACT." HPML 0044 Exception Cleared;	Sold	C	A	C	A	C	A	C	A	C	A
787075	xxxxxx	xxxxxx	06/16/2022	Credit	Missing Loan Approval Date	APRV 0003	1	Closed	Missing underwriter loan approval.	06/24/2022	Verified credit history - Mid FICO of 757 exceeds the minimum required of 660 by 97 points.; Low DTI - 30.26% DTI is 19.74% lower than 50% maximum. ; Verified reserves - 17.74 months verified reserves exceed the 6 months required. ; Verified employment history - Verified borrower self-employed in the xxxxxx industry since 08/30/2011.;	06/16/2022 6/22/2022 - Exception is cleared with the attached Underwriting Decision. APRV 0003 Exception Cleared;	6/22/2022 - Exception is cleared with the attached Underwriting Decision. APRV 0003 Exception Cleared;	Sold	C	A	C	A	C	A	C	A	C	A
787022	xxxxxx	xxxxxx	07/18/2022	Credit	Missing Loan Approval Date	APRV 0003	1	Closed	Missing underwriter loan approval.	07/21/2022	Verified credit history - Mid FICO of 651 exceeds the minimum required of 620 by 31 points.; Low LTV/CLTV/HCLTV - 61.97% LTV < 70%;		07/21/22 Approval received.	Sold	C	A	C	A	C	A	C	A	C	A
787022	xxxxxx	xxxxxx	07/18/2022	Credit	Undisclosed or Excluded Debt	CRED 0086	1	Closed	Missing copy of Note and final CD for xxxxxx, newly funded on xxxxxx with a loan amount of xxxxxx, PI $1602.40, T&I 605.23.	07/21/2022	Verified credit history - Mid FICO of 651 exceeds the minimum required of 620 by 31 points.; Low LTV/CLTV/HCLTV - 61.97% LTV < 70%;		07/21/22 Copy of Note and CD received.	Sold	C	A	C	A	C	A	C	A	C	A
787022	xxxxxx	xxxxxx	07/18/2022	Credit	Guideline Exception(s)	GIDE 0001	2	Acknowledged	Missing underwriter review of cash flow and ending balance of business assets to use for down payment and reserves as required by guidelines on p14, 9.1, Business Funds.	Verified credit history - Mid FICO of 651 exceeds the minimum required of 620 by 31 points.; Low LTV/CLTV/HCLTV - 61.97% LTV < 70%;	07/18/2022 8/22/2022 - Reced response from investor, "It looks like xxxxxx guidelines just copied and pasted this section from their non-DSCR guidelines. Its a catch 22. There is no business to evaluate on DSCR. We will point this to them but yes we will accept as is." GIDE 0001 Exception Overridden to EV2;

8/18/2022 - Recd email correspondence to xxxxxx Scenario desk, "When doing Investor Connect and using business funds we can basically just use what they have in the account since we know nothing about the business itself to do an analysis?
When doing multiple loans for one borrower, we can use the same assets for reserves for each file right? So if I have $10K total and each file needs $10K in reserves I’m good?". Response from xxxxxx Scenario Desk, "Correct. Yes". ** Exception has been escalated to investor for review. GIDE 0001 Exception Remains;

8/10/2022 - "Bank Stmt Review - This is the same condition from the other file and the same document that cleared this condition". ** No exception cleared. Subject transaction closed after the other related file, thus business funds were not needed for closing or reserves for the other related file.  The use of 100% of the available balance of business account is not supported; borrower uses this account to remit payroll. Review used 2 month average balance of $84,479.96 leaving funds short to close of -$9055.47 for both subject transaction and other related transaction.

$10,500 EMD +
$151,695.66 xxxxxx xxxxxx +
$84,479.96 xxxxxx xxxxxx 2 mo average
TOTAL: $246,675.62
- $133,560.55 Cash to Close 1001378
- $142,170.54 Cash to Close Subject Transaction 1001375
TOTAL ASSTES: -$9,055.47
GIDE 0001 Exception Remains;

8/9/2022 - "This same condition was cleared with the documentation already provided on the borrowers other loan # xxxxxx". ** No exception cleared. Documentation for each transaction cannot be comingled. Documentation must be presented separately for each transaction. GIDE 0001 Exception Remains;

8/8/2022 - "For the use of business funds, while the borrower did use the business funds it appears that their personal account with xxxxxx is also used for business purposes. The xxxxxx account has enough funds to cover any expenses that may be needed for the ongoing support of xxxxxx Sole Prop and you can see the borrower transferring funds between the accounts on a regular basis". ** No exception cleared. xxxxxx assets already considered.
$10,500 EMD +
$151,695.66 xxxxxx xxxxxx +
$84,479.96 xxxxxx xxxxxx 2 mo average
TOTAL: $xxxxxx
- $133,560.55 Cash to Close 1001378
- $142,170.54 Cash to Close Subject Transaction 1001375
TOTAL ASSTES: -$9,055.47
GIDE 0001 Exception Remains;

8/3/2022 - "Due to the nature of the DSCR Product we have limited information on the borrower's business bank statements that we have for business account with xxxxxx #xxxxxx, show a consistent high balance, no overdrafts or NSFs and sufficient funds to use toward closing costs". ** No exception cleared. The use of 100% of the available balance of business account is not supported; borrower uses this account to remit payroll. Review used 2 month average balance of $84,479.96 leaving funds short to close of -$9055.47 for both subject transaction and concurrent transaction. GIDE 0001 Exception Remains;

												7/25/2022 - "Due to the nature of the DSCR Product we have limited information on the borrower's business, bank statements that we have for business account with xxxxxx #xxxxxx, show a consistent high balance, no overdrafts or NSF's and sufficient funds to use toward closing and reserves". ** No exception cleared. The use of 100% of the available balance of business account is not supported; borrower uses this account to remit payroll. Review used 2 month average balance of $84,479.96 leaving funds short to close of -$9055.47 for both subject transaction and concurrent transaction. GIDE 0001 Exception Remains;	Client: 8/22/2022 - Reced response from investor, "It looks like xxxxxx guidelines just copied and pasted this section from their non-DSCR guidelines. Its a catch 22. There is no business to evaluate on DSCR. We will point this to them but yes we will accept as is." GIDE 0001 Exception Overridden to EV2;	Sold	C	B	C	B	C	B	C	B	C	B
787022	xxxxxx	xxxxxx	07/18/2022	Credit	Discrepancy between 1003 and documentation stated and/or verified in file	APP 0006	1	Closed	Lender to provide corrected final 1003 adding the following property: xxxxxx, newly funded on xxxxxx with a loan amount of xxxxxx, PI $1602.40, T&I 605.23	08/11/2022	Verified credit history - Mid FICO of 651 exceeds the minimum required of 620 by 31 points.; Low LTV/CLTV/HCLTV - 61.97% LTV < 70%;	07/18/2022 8/10/2022 - Exception is cleared with the attached signed copy of the revised 1003. APP 0006 Exception Cleared;

8/9/2022 - "Revised 1003". ** No exception cleared. No documentation is attached for review. APP 0006 Exception Remains;

												8/2/2022 - Attached updated 1003 is insufficient to satisfy the exception; Real Estate financial Information is incomplete. Missing property value and/or, creditor information, account number, monthly mortgage payment, unpaid balance, monthly insurance, tax and association dues. APP 0006 Exception Remains;	8/10/2022 - Exception is cleared with the attached signed copy of the revised 1003. APP 0006 Exception Cleared;	Sold	C	A	C	A	C	A	C	A	C	A
787022	xxxxxx	xxxxxx	07/18/2022	Credit	Missing proof of PITI payment on non-subject property	CRED 0096	2	Acknowledged	Missing verification of PITIA for xxxxxx. Lender provided copies of lease, warranty deed and evidence of receipt of 1st months rent on p62,80 and 82.).	Verified credit history - Mid FICO of 651 exceeds the minimum required of 620 by 31 points.; Low LTV/CLTV/HCLTV - 61.97% LTV < 70%;	07/18/2022 8/3/2022 - "We do not need to document the PITIA for any properties outside of the primary and subject. Please advise". ** Agree. DSCR loan program, thus documented PITA does not effect qualifying. No rental income considered. HOA liability and tax previously provided on 7/25. Property is indicated to be a xxxxxx, thus HOA payment typically covers insurance. CRED 0096 Exception Overridden to EV2;

												7/25/2022 - Exception is partially cleared with the attached settlement statement confirming the property is not encumbered and the HOA liability. Included is the property report to document the tax expense. Still missing evidence of insurance to verify the insurance premium. CRED 0096 Exception Remains;	Mitigated Risk: 8/3/2022 - "We do not need to document the PITIA for any properties outside of the primary and subject. Please advise". ** Agree. DSCR loan program, thus documented PITA does not effect qualifying. No rental income considered. HOA liability and tax previously provided on 7/25. Property is indicated to be a xxxxxx, thus HOA payment typically covers insurance. CRED 0096 Exception Overridden to EV2;	Sold	C	B	C	B	C	B	C	B	C	B
787072	xxxxxx	xxxxxx	07/27/2022	Compliance	Missing valid Change of Circumstance(s)	TRID 0171	1	Closed	Missing COC for LE issued xxxxxx. No fee violation with this LE.	08/24/2022	Verified credit history - Mid FICO of 770 exceeds the minimum required of 700 by 70 points.; Verified reserves - 41 months reserves exceed the 6 months required.; Verified employment history - .Verified B1 is self-employed Owner/Consultant for acquiring real estate or businesses, to buy and sell for profit for 10+ years.; Net tangible benefit - $14,284.88 monthly residual income for family of 1.;	07/27/2022 8/1/2022 - Exception is cleared with the attached COC for the latest issued LE. TRID 0171 Exception Cleared;	8/1/2022 - Exception is cleared with the attached COC for the latest issued LE. TRID 0171 Exception Cleared;	Sold	C	A	C	A	C	A	C	A	C	A
787072	xxxxxx	xxxxxx	07/27/2022	Compliance	Missing Evidence of Re-disclosure and a valid COC for an increase in the "Cannot Increase Category" fee(s) from the prior disclosed Loan Estimate/Closing Disclosure	TRID 0195	2	Acknowledged	Missing COC for increase in Appraisal Fee on 06/28/2022.-The amounts disclosed on the last Closing Disclosure for the following fee(s) have increased above the amount disclosed on the Loan Estimate sent on xxxxxx: Appraisal Fee. Each fee within the Cannot Increase category cannot increase unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (12 CFR 1026.19(e)(3); 12 CFR 1026.19(e)(4); 12 CFR 1026.19(f)(2)(v)).
The amounts disclosed on the last Closing Disclosure for the following fee(s) have increased above the amount disclosed on the Loan Estimate sent on xxxxxx: Appraisal Fee. Each fee within the Cannot Increase category cannot increase unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (12 CFR 1026.19(e)(3); 12 CFR 1026.19(e)(4); 12 CFR 1026.19(f)(2)(v)).	Verified credit history - Mid FICO of 770 exceeds the minimum required of 700 by 70 points.; Verified reserves - 41 months reserves exceed the 6 months required.; Verified employment history - .Verified B1 is self-employed Owner/Consultant for acquiring real estate or businesses, to buy and sell for profit for 10+ years.; Net tangible benefit - $14,284.88 monthly residual income for family of 1.;	07/27/2022 8/22/2022 - Exception is overridden to EV2 with the attached copy of the LOX, PCCD issued xxxxxx, copy of refund check, with courier tracking slip to evidence delivery to borrower was completed within 60 days of closing. TRID 0195 Exception Overridden to EV2;

8/17/2022 - Recd letter of explanation for PCCD issued xxxxxx. US Mailbox Rule Applied since restitution not required; dry funding CD was inaccurate, no fees were under-disclosed. ** Still missing letter of explanation to borrower for CD issued xxxxxx. Also missing copy of refund check for $25, with evidence of trackable delivery completed within 60 days of closing. Final settlement statement does not reflect the $25 cure being credited to borrower at closing. TRID 0195 Exception Remains;

8/15/2022 - Recd PCCD issued xxxxxx. Missing letter of explanation to borrower for CD issued xxxxxx and xxxxxx. Also missing copy of refund check for $25, with evidence of trackable delivery completed within 60 days of closing. Final settlement statement does not reflect the $25 cure being credited to borrower at closing. TRID 0195 Exception Remains;

8/3/2022 - The $25 credit disclosed on the dry funding CD is not listed on the Final Settlement Statement. Missing letter of explanation to borrower, copy of refund check, with evidence of trackable delivery completed within 60 days of closing. TRID 0195 Exception Remains;

												8/2/2022 - Recd dry funding CD. Missing final settlement statement to confirm new disbursement date. TRID 0195 Exception Remains;	Mitigated Risk: 8/22/2022 - Exception is overridden to EV2 with the attached copy of the LOX, PCCD issued xxxxxx, copy of refund check, with courier tracking slip to evidence delivery to borrower was completed within 60 days of closing. TRID 0195 Exception Overridden to EV2;	Sold	C	B	C	B	C	B	C	B	C	B
787072	xxxxxx	xxxxxx	07/27/2022	Compliance	Missing Evidence of Re-disclosure and a valid COC for the sum of non-specific (lump sum) lender credits and specific lender credits ($) that have decreased from the amount disclosed on the Loan Estimate/Closing Disclosure.	TRID 0121	1	Closed	Amount of specific lender credits (lender paid fees) has decreased without a COC or off-setting general lender credit. -The sum of non-specific (lump sum) lender credits and specific lender credits ($0.00) has decreased from the amount disclosed on the Closing Disclosure sent on xxxxxx, ($25.00). Non-specific lender credits are generalized payments that do not pay for a particular fee. Specific lender credits are specific payments to pay for a specific fee. The total amount of non-specific and specific lender credits cannot decrease unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure. (12 CFR 1026.19e)(3)(i) and comments 19(e)(3)(i)-5 and -6; 12 CFR 1026.37(g)(6); 12 CFR 1026.38(h))
									The sum of non-specific (lump sum) lender credits and specific lender credits ($0.00) has decreased from the amount disclosed on the Closing Disclosure sent on xxxxxx, ($25.00). Non-specific lender credits are generalized payments that do not pay for a particular fee. Specific lender credits are specific payments to pay for a specific fee. The total amount of non-specific and specific lender credits cannot decrease unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure. (12 CFR 1026.19e)(3)(i) and comments 19(e)(3)(i)-5 and -6; 12 CFR 1026.37(g)(6); 12 CFR 1026.38(h)).	08/17/2022	Verified credit history - Mid FICO of 770 exceeds the minimum required of 700 by 70 points.; Verified reserves - 41 months reserves exceed the 6 months required.; Verified employment history - .Verified B1 is self-employed Owner/Consultant for acquiring real estate or businesses, to buy and sell for profit for 10+ years.; Net tangible benefit - $14,284.88 monthly residual income for family of 1.;	07/27/2022 8/1/2022 - Exception is cleared with the attached interim CD and corresponding COC. TRID 0121 Exception Cleared;	8/1/2022 - Exception is cleared with the attached interim CD and corresponding COC. TRID 0121 Exception Cleared;	Sold	C	A	C	A	C	A	C	A	C	A
787072	xxxxxx	xxxxxx	07/27/2022	Compliance	Corrected Closing Disclosure No Later Than 3 Business Days Before Consummation (Inaccurate APR)(Regular)	TRID 0003	1	Closed	The Annual Percentage Rate of (5.483%) on the Closing Disclosure is inaccurate. Under Regulation Z, if the APR is inaccurate, a consumer must receive a corrected Closing Disclosure no later than 3 business days before the consummation date of (xxxxxx). If corrected disclosures are delivered to a consumer other than in person, a consumer is deemed to have received them 3 business days after the corrected Closing Disclosure is mailed or delivered, unless there is evidence of earlier receipt by a consumer. (12 CFR 1026.19(f)(1)(ii)(A)); 1026.19(f)(1)(iii); 1026.19(f)(2)(ii)(A); 1026.22(a)(2))
									The Annual Percentage Rate of (5.483%) on the Closing Disclosure is inaccurate. Under Regulation Z, if the APR is inaccurate, a consumer must receive a corrected Closing Disclosure no later than 3 business days before the consummation date of (xxxxxx). If corrected disclosures are delivered to a consumer other than in person, a consumer is deemed to have received them 3 business days after the corrected Closing Disclosure is mailed or delivered, unless there is evidence of earlier receipt by a consumer. (12 CFR 1026.19(f)(1)(ii)(A)); 1026.19(f)(1)(iii); 1026.19(f)(2)(ii)(A); 1026.22(a)(2))	08/17/2022	Verified credit history - Mid FICO of 770 exceeds the minimum required of 700 by 70 points.; Verified reserves - 41 months reserves exceed the 6 months required.; Verified employment history - .Verified B1 is self-employed Owner/Consultant for acquiring real estate or businesses, to buy and sell for profit for 10+ years.; Net tangible benefit - $14,284.88 monthly residual income for family of 1.;	07/27/2022 8/1/2022 - Recd interim CD. ** Refer to TRID 0087. TRID 0003 Exception Cleared;	8/1/2022 - Recd interim CD. ** Refer to TRID 0087. TRID 0003 Exception Cleared;	Sold	C	A	C	A	C	A	C	A	C	A
787072	xxxxxx	xxxxxx	07/28/2022	Credit	Missing Loan Approval Date	APRV 0003	1	Closed	Missing underwriter loan approval.	08/03/2022	Verified credit history - Mid FICO of 770 exceeds the minimum required of 700 by 70 points.; Verified reserves - 41 months reserves exceed the 6 months required.; Verified employment history - .Verified B1 is self-employed Owner/Consultant for acquiring real estate or businesses, to buy and sell for profit for 10+ years.; Net tangible benefit - $14,284.88 monthly residual income for family of 1.;	07/28/2022 8/1/2022 - Exception is cleared with the attached Underwriting Decision; Approved 6/13/2022. APRV 0003 Exception Cleared;	8/1/2022 - Exception is cleared with the attached Underwriting Decision; Approved 6/13/2022. APRV 0003 Exception Cleared;	Sold	C	A	C	A	C	A	C	A	C	A
787072	xxxxxx	xxxxxx	07/28/2022	Property	Missing Estimated Replacement Cost New for Property	APPR 0022	1	Closed	Remve-not completed.	08/03/2022	Verified credit history - Mid FICO of 770 exceeds the minimum required of 700 by 70 points.; Verified reserves - 41 months reserves exceed the 6 months required.; Verified employment history - .Verified B1 is self-employed Owner/Consultant for acquiring real estate or businesses, to buy and sell for profit for 10+ years.; Net tangible benefit - $14,284.88 monthly residual income for family of 1.;	07/28/2022 8/1/2022 - Reported in error. APPR 0022 Exception Cleared;	8/1/2022 - Reported in error. APPR 0022 Exception Cleared;	Sold	C	A	C	A	C	A	C	A	C	A
787072	xxxxxx	xxxxxx	07/28/2022	Credit	Asset Documentation is Insufficient	CRED 0083	1	Closed	Missing executed Amended Escrow instructions dated xxxxxx which reflects the EMD of $36K is being returned. (No EMD reflected on the final CD)	08/15/2022	Verified credit history - Mid FICO of 770 exceeds the minimum required of 700 by 70 points.; Verified reserves - 41 months reserves exceed the 6 months required.; Verified employment history - .Verified B1 is self-employed Owner/Consultant for acquiring real estate or businesses, to buy and sell for profit for 10+ years.; Net tangible benefit - $14,284.88 monthly residual income for family of 1.;	07/28/2022 8/12/2022 - Exception is cleared with the attached escrow account check register evidencing the EMD was returned to borrower. CRED 0083 Exception Cleared;

												8/1/2022 - Attached borrower signed letter is insufficient to satisfy the exception. Missing evidence that the EMD of $36K was returned. CRED 0083 Exception Remains;	8/12/2022 - Exception is cleared with the attached escrow account check register evidencing the EMD was returned to borrower. CRED 0083 Exception Cleared;	Sold	C	A	C	A	C	A	C	A	C	A
787072	xxxxxx	xxxxxx	07/29/2022	Credit	Missing Evidence of Liquidation of Assets for Cash to Close	CRED 0110	1	Closed	Missing Evidence of Liquidation of Assets transferred from xxxxxx to xxxxxx business xxxxxx per LOE on p103. Evidence of $143,000 CTC receipt on p239-240 showing funds wired from xxxxxx, which had a balance of $27,816.53 as 05/07/31/22 pg 229.	08/26/2022	Verified credit history - Mid FICO of 770 exceeds the minimum required of 700 by 70 points.; Verified reserves - 41 months reserves exceed the 6 months required.; Verified employment history - .Verified B1 is self-employed Owner/Consultant for acquiring real estate or businesses, to buy and sell for profit for 10+ years.; Net tangible benefit - $14,284.88 monthly residual income for family of 1.;	07/29/2022 8/25/2022 - "The borrower elected not to liquidate his xxxxxx account after all. We are providing his July and August bank statements for xxxxxx account xxxxxx. The August statement shows the $143,000 withdrawal and wire information for the borrower’s funds sent to escrow. On these statements, there are 2 large deposits which we have sourced. They were payment on consulting work the borrower had done. We provided the invoices as well as an LOE from the borrower. I hope this will take care of this one last item." Included is the July/August checking account statements with invoices to source deposits used to satisfy cash to close requirements. CRED 0110 Exception Cleared;	8/25/2022 - "The borrower elected not to liquidate his xxxxxx account after all. We are providing his July and August bank statements for xxxxxx account #xxxxxx. The August statement shows the $143,000 withdrawal and wire information for the borrower’s funds sent to escrow. On these statements, there are 2 large deposits which we have sourced. They were payment on consulting work the borrower had done. We provided the invoices as well as an LOE from the borrower. I hope this will take care of this one last item." Included is the July/August checking account statements with invoices to source deposits used to satisfy cash to close requirements. CRED 0110 Exception Cleared;	Sold	C	A	C	A	C	A	C	A	C	A
787072	xxxxxx	xxxxxx	08/03/2022	Compliance	Closed-End APR Disclosure Tolerance	TRID 0087	1	Closed	The disclosed APR (5.483) is lower than the actual APR (5.927) by more than .125%. The Truth in Lending Act considers a disclosed APR inaccurate if it is lower than the actual APR by more than .125% on a regular mortgage transaction. (12 CFR 1026.17(f), 1026.19(a)(2), ; 1026.22(a)(2))

The Annual Percentage Rate of (5.483%) on the Closing Disclosure is inaccurate. Under Regulation Z, if the APR is inaccurate, a consumer must receive a corrected Closing Disclosure no later than 3 business days before the consummation date of (xxxxxx). If corrected disclosures are delivered to a consumer other than in person, a consumer is deemed to have received them 3 business days after the corrected Closing Disclosure is mailed or delivered, unless there is evidence of earlier receipt by a consumer. (12 CFR 1026.19(f)(1)(ii)(A)); 1026.19(f)(1)(iii); 1026.19(f)(2)(ii)(A); 1026.22(a)(2))
The disclosed APR (5.483) is lower than the actual APR (5.772) by more than .125%. The Truth in Lending Act considers a disclosed APR inaccurate if it is lower than the actual APR by more than .125% on a regular mortgage transaction. (12 CFR 1026.17(f), 1026.19(a)(2), & 1026.22(a)(2))	08/24/2022	Verified credit history - Mid FICO of 770 exceeds the minimum required of 700 by 70 points.; Verified reserves - 41 months reserves exceed the 6 months required.; Verified employment history - .Verified B1 is self-employed Owner/Consultant for acquiring real estate or businesses, to buy and sell for profit for 10+ years.; Net tangible benefit - $14,284.88 monthly residual income for family of 1.;	08/03/2022 8/17/2022 - Exception is overridden to EV2 with the attached letter of explanation for PCCD issued xxxxxx. US Mailbox Rule Applied since restitution not required. The dry funding CD was inaccurate TRID 0087 Exception Overridden to EV2;

8/15/2022 - Recd PCCD. Missing letter of explanation to borrower. 3 business days have not yet elapsed, thus unable to apply the US Mailbox Rule. TRID 0087 Exception Remains;	Mitigated Risk: REMOVE: auto cleared
													8/17/2022 - Exception is overridden to EV2 with the attached letter of explanation for PCCD issued xxxxxx. US Mailbox Rule Applied since restitution not required. The dry funding CD was inaccurate TRID 0087 Exception Overridden to EV2;	Sold	C	A	C	A	C	A	C	A	C	A
787072	xxxxxx	xxxxxx	08/03/2022	Compliance	Disclosed Finance Charge Must Be >= Actual Finance Charge - $100	TRID 0088	1	Closed	The disclosed finance charge ($1,063,790.80) is ($133,054.10) below the actual finance charge($1,196,844.90). The Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $100 below the actual finance charge. (12 CFR 1026.18(d)(1); OSC 17(c)(2)(ii)-1)
The disclosed finance charge ($1,063,790.80) is ($88,113.83) below the actual finance charge($1,151,904.63). The Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $100 below the actual finance charge. (12 CFR 1026.18(d)(1); OSC 17(c)(2)(ii)-1)	08/24/2022	Verified credit history - Mid FICO of 770 exceeds the minimum required of 700 by 70 points.; Verified reserves - 41 months reserves exceed the 6 months required.; Verified employment history - .Verified B1 is self-employed Owner/Consultant for acquiring real estate or businesses, to buy and sell for profit for 10+ years.; Net tangible benefit - $14,284.88 monthly residual income for family of 1.;	08/03/2022 8/17/2022 - Exception is overridden to EV2 with the attached letter of explanation for PCCD issued xxxxxx. US Mailbox Rule Applied since restitution not required; dry funding CD was inaccurate, no fees were under-disclosed. TRID 0088 Exception Overridden to EV2;	Mitigated Risk: REMOVE: auto cleared
													8/17/2022 - Exception is overridden to EV2 with the attached letter of explanation for PCCD issued xxxxxx. US Mailbox Rule Applied since restitution not required; dry funding CD was inaccurate, no fees were under-disclosed. TRID 0088 Exception Overridden to EV2;	Sold	C	A	C	A	C	A	C	A	C	A
787072	xxxxxx	xxxxxx	08/03/2022	Compliance	Last Closing Disclosure Total Interest Percentage (TIP) < System Calculated	TRID 0077	1	Closed	The Last Closing Disclosure Total Interest Percentage (TIP) of (97.535%) is less than the system calculated TIP of (109.865%). The difference is (12.33%). The TIP is the total amount of interest that the borrower will pay over the loan term as a percentage of the note amount. It is the loan's total interest payments plus prepaid interest divided by the note amount, calculated as follows: (1183961.04 + 2451.93/xxxxxx). (12 CFR 1026.38(o)(5))
The Last Closing Disclosure Total Interest Percentage (TIP) of (97.535%) is less than the system calculated TIP of (105.704%). The difference is (8.169%). The TIP is the total amount of interest that the borrower will pay over the loan term as a percentage of the note amount. It is the loan's total interest payments plus prepaid interest divided by the note amount, calculated as follows: (1139020.77 + 2451.93/xxxxxx). (12 CFR 1026.38(o)(5))	08/24/2022	Verified credit history - Mid FICO of 770 exceeds the minimum required of 700 by 70 points.; Verified reserves - 41 months reserves exceed the 6 months required.; Verified employment history - .Verified B1 is self-employed Owner/Consultant for acquiring real estate or businesses, to buy and sell for profit for 10+ years.; Net tangible benefit - $14,284.88 monthly residual income for family of 1.;	08/03/2022 8/17/2022 - Exception is overridden to EV2 with the attached letter of explanation for PCCD issued xxxxxx. US Mailbox Rule Applied since restitution not required. The dry funding CD was inaccurate TRID 0077 Exception Overridden to EV2;

8/15/2022 - Recd PCCD. Missing letter of explanation to borrower. 3 business days have not yet elapsed, thus unable to apply the US Mailbox Rule. TRID 0077 Exception Remains;	Mitigated Risk: REMOVE: auto cleared
													8/17/2022 - Exception is overridden to EV2 with the attached letter of explanation for PCCD issued xxxxxx. US Mailbox Rule Applied since restitution not required. The dry funding CD was inaccurate TRID 0077 Exception Overridden to EV2;	Sold	C	A	C	A	C	A	C	A	C	A
787012	xxxxxx	xxxxxx	08/26/2022	Compliance	Mortgage/Deed of Trust is Incomplete	DEED 0049	1	Closed	Mortgage is missing. Data captured from alternate docs for compliance testing.	09/06/2022	Verified credit history - Mid FICO score of 741 for B1, 790 for B2 and 762 for B3, main wage earner, which is what was used per guidelines exceeds the minimum required of 720.; Verified reserves - 53.34 months verified reserves exceed the 6 months required. ; Low DTI - 11.66% DTI is 38.34% lower than 50% maximum.;	08/26/2022 9/1/2022 - Exception is cleared with the attached copy of the recorded Deed of Trust. DEED 0049 Exception Cleared;	9/1/2022 - Exception is cleared with the attached copy of the recorded Deed of Trust. DEED 0049 Exception Cleared;	Sold	C	A	C	A	C	A	C	A	C	A
787012	xxxxxx	xxxxxx	08/27/2022	Credit	Income Documentation is Insufficient	CRED 0082	1	Closed	Missing required xxxxxx info to verify phone number and address of business as required by loan approval on p736, #16.	09/06/2022	Verified credit history - Mid FICO score of 741 for B1, 790 for B2 and 762 for B3, main wage earner, which is what was used per guidelines exceeds the minimum required of 720.; Verified reserves - 53.34 months verified reserves exceed the 6 months required. ; Low DTI - 11.66% DTI is 38.34% lower than 50% maximum.;	08/27/2022 9/1/2022 - Exception is cleared with the attached screen print from the business website; website only provides email address and phone number. ** SOS search in file confirms registered agents address, which matches to the CPA letter in file. CRED 0082 Exception Cleared;	9/1/2022 - Exception is cleared with the attached screen print from the business website; website only provides email address and phone number. ** SOS search in file confirms registered agents address, which matches to the CPA letter in file. CRED 0082 Exception Cleared;	Sold	C	A	C	A	C	A	C	A	C	A
787012	xxxxxx	xxxxxx	08/29/2022	Compliance	Missing Evidence of Re-disclosure and a valid COC for an increase in the "Cannot Increase Category" fee(s) from the prior disclosed Loan Estimate/Closing Disclosure	TRID 0195	2	Acknowledged	The amounts disclosed on the last Closing Disclosure for the following fee(s) have increased above the amount disclosed on the Closing Disclosure sent on xxxxxx: Document Prep Fee - Title. Each fee within the Cannot Increase category cannot increase unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (12 CFR 1026.19(e)(3); 12 CFR 1026.19(e)(4); 12 CFR 1026.19(f)(2)(v)).
									The amounts disclosed on the last Closing Disclosure for the following fee(s) have increased above the amount disclosed on the Closing Disclosure sent on xxxxxx: Document Prep Fee - Title. Each fee within the Cannot Increase category cannot increase unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (12 CFR 1026.19(e)(3); 12 CFR 1026.19(e)(4); 12 CFR 1026.19(f)(2)(v)).		Verified credit history - Mid FICO score of 741 for B1, 790 for B2 and 762 for B3, main wage earner, which is what was used per guidelines exceeds the minimum required of 720.; Verified reserves - 53.34 months verified reserves exceed the 6 months required. ; Low DTI - 11.66% DTI is 38.34% lower than 50% maximum.;		Client: EV2 Post closing corrective action- xxxxxx Lender sent LOE to borrower, PC CD dated xxxxxx, refund check in the amount of $33.60, and Fed-Ex tracking which was delivered at 8/24/2022 at 1:28 pm.	Sold	C	B	C	B	C	B	C	B	C	B
814026	xxxxxx	xxxxxx	10/31/2022	Compliance	Escrow account disclosure statement not delivered at closing	COMP 0046	1	Closed	Missing initial escrow account disclosure.	11/02/2022	Verified credit history - Middle credit score 746 with no history of delinquency reported in the past 24 months. Minimum credit score required 740.;	10/31/2022 11/2/2022 - Exception is cleared with the attached borrower signed IEADS for subject loan. COMP 0046 Exception Cleared;	11/2/2022 - Exception is cleared with the attached borrower signed IEADS for subject loan. COMP 0046 Exception Cleared;	Sold	C	A	C	A	C	A	C	A	C	A
814026	xxxxxx	xxxxxx	10/31/2022	Credit	Sales Contract is not executed by all Parties	CRED 0106	1	Closed	Amended escrow instructions changing the vesting to borrower and non-borrowing spouse is not executed pg 720.	11/02/2022	Verified credit history - Middle credit score 746 with no history of delinquency reported in the past 24 months. Minimum credit score required 740.;	10/31/2022 11/1/2022 - Exception is cleared with the attached executed copy of the amended escrow instructions changing the vesting to borrower and non-borrowing spouse. CRED 0106 Exception Cleared;	11/1/2022 - Exception is cleared with the attached executed copy of the amended escrow instructions changing the vesting to borrower and non-borrowing spouse. CRED 0106 Exception Cleared;	Sold	C	A	C	A	C	A	C	A	C	A
814026	xxxxxx	xxxxxx	10/31/2022	Credit	Missing Title Holder Name from Title Evidence	TITL 0011	1	Closed	Missing supplemental report or final title policy reflecting vesting in borrower and non-borrowing spouse, xxxxxx.	11/02/2022	Verified credit history - Middle credit score 746 with no history of delinquency reported in the past 24 months. Minimum credit score required 740.;	10/31/2022 11/1/2022 - Exception is cleared with the attached copy of the final title policy reflecting vesting in the borrower and non-borrowing spouse. TITL 0011 Exception Cleared;	11/1/2022 - Exception is cleared with the attached copy of the final title policy reflecting vesting in the borrower and non-borrowing spouse. TITL 0011 Exception Cleared;	Sold	C	A	C	A	C	A	C	A	C	A
814026	xxxxxx	xxxxxx	10/31/2022	Credit	Insufficient Verified Reserves (Number of Months)	CRED 0017	2	Acknowledged	4 months PITI reserves verified < 6 months required. Review excluded xxxxxx account balance of $53,295.19 held in the name of xxxxxx; no CPA letter provided for this entity confirming borrower is sole owner.	Verified credit history - Middle credit score 746 with no history of delinquency reported in the past 24 months. Minimum credit score required 740.;	10/31/2022 11/21/2022 - Recd CPA letter stating, " This letter is to state that xxxxxx is just another entity of xxxxxx. xxxxxx is 100% owner of xxxxxx and xxxxxx., she opened xxxxxx in 2010. This letter is to also confirm that withdrawal of business funds for this purchase will not negatively impact either business entities." ** Post-consummation CPA letter is in support of the pre-consummation dated CPA letter for related entity, xxxxxx, and asset statements, xxxxxx, provided in file. CRED 0017 Exception Overridden to EV2;

11/8/2022 - Recd UW Memo; FTC and Reserves $217,521.46 includes $53,295.19 from  xxxxxx, acct xxxxxx. NOTE: UW Memo indicates funds for acct xxxxxx belong xxxxxx, not xxxxxx. Reserve requirements not met with xxxxxx xxxxxx account balance of $53,295.19 held in the name of xxxxxx excluded; no CPA letter provided for this entity confirming borrower is sole owner and that the use of the assets would not negatively impact the business.  CRED 0017 Exception Remains;

												11/1/2022 - Attached CPA letter only references xxxxxx. CPA has not addressed xxxxxx. CRED 0017 Exception Remains;	Mitigated Risk: 11/21/2022 - Recd CPA letter stating, " This letter is to state that xxxxxx is just another entity of xxxxxx. xxxxxx is 100% owner of xxxxxx and xxxxxx., she opened xxxxxx in 2010. This letter is to also confirm that withdrawal of business funds for this purchase will not negatively impact either business entities." ** Post-consummation CPA letter is in support of the pre-consummation dated CPA letter for related entity, xxxxxx, and asset statements, xxxxxx, provided in file. CRED 0017 Exception Overridden to EV2;	Sold	C	B	C	B	C	B	C	B	C	B
814026	xxxxxx	xxxxxx	10/31/2022	Credit	Asset Documentation is Insufficient	CRED 0083	1	Closed	Missing documented donors, xxxxxx, ability to provide funds, with 60 days seasoning, as required per lender guide.	11/02/2022	Verified credit history - Middle credit score 746 with no history of delinquency reported in the past 24 months. Minimum credit score required 740.;	10/31/2022 11/1/2022 - Exception re-reviewed and cleared. Executor of the estate confirmed order of $40,000 inheritance to donor (pg 221), which was not disbursed until xxxxxx. Gift funds are sourced from the inheritance and are considered seasoned since the executor letter is dated xxxxxx (pg 221). CRED 0083 Exception Cleared;	11/1/2022 - Exception re-reviewed and cleared. Executor of the estate confirmed order of $40,000 inheritance to donor (pg 221), which was not disbursed until xxxxxx. Gift funds are sourced from the inheritance and are considered seasoned since the executor letter is dated xxxxxx (pg 221). CRED 0083 Exception Cleared;	Sold	C	A	C	A	C	A	C	A	C	A
814026	xxxxxx	xxxxxx	10/31/2022	Compliance	File Documentation is Incomplete	COMP 0047	1	Closed	Missing complete executed closing package; to include closing instructions and all disclosures signed at closing.	11/21/2022	Verified credit history - Middle credit score 746 with no history of delinquency reported in the past 24 months. Minimum credit score required 740.;	10/31/2022 11/17/2022 - Recd 137 pages of closing documents:
Borrower Certification & Authorization (1of1 pdf)
CA Hazard Insurance Disclosure (1of6 pdf)
CA Right to Receive Appraisal Report (2of6 pdf)
CA Title Insurance Disclosure (pg 3of6 pdf)
CA Notice to Home Loan Applicant (pg 4of6 pdf)
CA Domestic Partnership Addendum (pg 5-6of6 pdf)
Escrow Instructions (pg 1-25 of 130)
Evidence of Insurance (pg 26 of 130)
Note (pg 27-29 of 130)
DOT (pg 30-42 of 130)
Closing Instructions (pg 44-50 of 130)
Final 1003 (pg 51-60 of 130)
Closing Disclosure pg 61-68 of 130)
Authorization for SS Verification (pg 69 of 130)
Taxpayer Consent Form (pg 70/108 of 130)
Consent to Communicate (pg 71 of 130)
Covid-19 Attestation (pg 73 of 130)
Hazard Insurance Authorization (pg 74 of 130)
Notice of Servicing Transfer ((pg 77 of 130)
Signature Name Affidavit - NBS (pg 78/80 of 130)
Signature Name Affidavit (pg 81 of 130)
Authorization for SS Verification (pg 83 of 130)
FACT Act Notice (pg 86 of 130)
Consent to SSA Release of SSN Verification (pg 87 of 130)
Credit Score Disclosure (pg 88/123 of 130)
Notice to Home Loan Applicant (pg 94 of 130)
Privacy Choices (pg 105 of 130)
Appraisal/Valuation Acknowledgment (pg 107 of 130)
Address Affidavit (pg 109 of 130)
W-9 (pg 110 of 130)
4506-C (pg 115 of 130)
Amortization Schedule (pg 117 of 130)
CA Impound Account Statement (pg 124 of 130)
Errors and Omissions/Compliance Agreement (pg 125 of 130)
IEADS (pg 126 of 130)
First Payment Letter (pg 127 of 130)
Patriot Act Disclosure (pg 128)
Tax and Insurance Information Sheet (pg 130 of 130)
COMP 0047 Exception Cleared;

11/9/2022 - Recd 15 pages of closing documents:
CA Disclosure Receipt (LE, HLTK, Cert & Authorization, All CA disclosures) pg1 **Initial Discl
CA Hazard Insurance Disclosure pg 2 **Initial Discl
Fair Lending Notice pg 3 **Initial Discl
Right to Receive Copy of Appraisal pg 4 **Initial Discl
CA Addendum to 1003 pg 5 **Initial Discl
Borrower Certification & Authorization pg 6**Initial Discl
Taxpayer Consent pg 7
Appraisal/Valuation Acknowledgment pg 8
Mortgage Fraud pg 9**Initial Discl
Loan Quality Initiative Disclosure pg 10**Initial Discl
Tax and Insurance Information Sheet pg 11
Privacy Disclosure pg 12
** Exception remains partially cleared. Errors and Omissions image provided 11/1 pg 48 is cutoff; missing complete copy. Still missing a complete copy of the closing package signed by the borrower at closing. Attached documents (pg 1-6, 9-10) were part of the initial disclosure package, not the closing package. COMP 0047 Exception Remains;

11/1/2022 - Exception is 52 pages providing the following documentation:
Amended Escrow Instructions
Closing Instructions pg 27
Authorization for SSN Verification pg 34
Consent to Communicate pg 35
Covid-19 Attestation pg 37
Hazard Insurance Authorization pg 38
Address Affidavit pg 39
Amortization Schedule pg 40
Credit Score Disclosure pg 46
Notice to Home Loan Applicant pg 47
Errors and Omissions pg 48-INCOMPLETE
Hazard Insurance Disclosure pg 48
IEADS pg 50
FACT Act Notice pg 51
Tax and Insurance Information Sheet pg 52-INCOMPLETE
Notice of Servicing Transfer pg 52.
** Attached Errors and Omissions and Tax and Insurance Information Sheet images are cutoff; missing complete copies. Closing package does not include all disclosures provided and signed, as applicable; missing Privacy Disclosure, FBI Fraud Warning, Appraisal Acknowledgment, Taxpayer Consent, Certification & Authorization, all required CA Disclosures, and Occupancy Affidavit. COMP 0047 Exception Remains;	11/17/2022 - Recd 137 pages of closing documents:
Borrower Certification & Authorization (1of1 pdf)
CA Hazard Insurance Disclosure (1of6 pdf)
CA Right to Receive Appraisal Report (2of6 pdf)
CA Title Insurance Disclosure (pg 3of6 pdf)
CA Notice to Home Loan Applicant (pg 4of6 pdf)
CA Domestic Partnership Addendum (pg 5-6of6 pdf)
Escrow Instructions (pg 1-25 of 130)
Evidence of Insurance (pg 26 of 130)
Note (pg 27-29 of 130)
DOT (pg 30-42 of 130)
Closing Instructions (pg 44-50 of 130)
Final 1003 (pg 51-60 of 130)
Closing Disclosure pg 61-68 of 130)
Authorization for SS Verification (pg 69 of 130)
Taxpayer Consent Form (pg 70/108 of 130)
Consent to Communicate (pg 71 of 130)
Covid-19 Attestation (pg 73 of 130)
Hazard Insurance Authorization (pg 74 of 130)
Notice of Servicing Transfer ((pg 77 of 130)
Signature Name Affidavit - NBS (pg 78/80 of 130)
Signature Name Affidavit (pg 81 of 130)
Authorization for SS Verification (pg 83 of 130)
FACT Act Notice (pg 86 of 130)
Consent to SSA Release of SSN Verification (pg 87 of 130)
Credit Score Disclosure (pg 88/123 of 130)
Notice to Home Loan Applicant (pg 94 of 130)
Privacy Choices (pg 105 of 130)
Appraisal/Valuation Acknowledgment (pg 107 of 130)
Address Affidavit (pg 109 of 130)
W-9 (pg 110 of 130)
4506-C (pg 115 of 130)
Amortization Schedule (pg 117 of 130)
CA Impound Account Statement (pg 124 of 130)
Errors and Omissions/Compliance Agreement (pg 125 of 130)
IEADS (pg 126 of 130)
First Payment Letter (pg 127 of 130)
Patriot Act Disclosure (pg 128)
Tax and Insurance Information Sheet (pg 130 of 130)
													COMP 0047 Exception Cleared;	Sold	C	A	C	A	C	A	C	A	C	A
814026	xxxxxx	xxxxxx	11/01/2022	Credit	Undisclosed or Excluded Debt	CRED 0086	1	Closed	Missing evidence that the xxxxxx statement in file (pg 292) is the same account reporting on the Credit Report, xxxxxx (pg 328), or Credit Supplement, xxxxxx (pg 343).	12/06/2022	Verified credit history - Middle credit score 746 with no history of delinquency reported in the past 24 months. Minimum credit score required 740.;	11/01/2022 12/2/2022 - Exception is cleared with the attached lender posted response; verified account number encoded on the bottom of the billing statement matches to the credit supplement. CRED 0086 Exception Cleared;	12/2/2022 - Exception is cleared with the attached lender posted response; verified account number encoded on the bottom of the billing statement matches to the credit supplement. CRED 0086 Exception Cleared;	Sold	C	A	C	A	C	A	C	A	C	A
814026	xxxxxx	xxxxxx	11/01/2022	Credit	Missing Employment doc (VOE)	CRED 0007	2	Acknowledged	Missing 3rd party verification of employment from 3rd party (CPA, Regulatory Agency, or Licensing Bureau) completed within 20 days of closing on xxxxxx, as required per lender guide. CPA letter in file dated xxxxxx > 20 days prior to closing (pg 235).	Verified credit history - Middle credit score 746 with no history of delinquency reported in the past 24 months. Minimum credit score required 740.;	11/01/2022 11/21/2022 - Exception is overridden to EV2 with the attached post-consummation dated CPA letter confirming active self-employment, which is in support of the pre-consummation dated CPA letter provided in file completed > 20 days prior to closing. CRED 0007 Exception Overridden to EV2;

												11/15/2022 - Attached copies from the borrowers website is insufficient to satisfy the exception. Missing is 3rd Party verification of self-employment completed within 20 days of closing (e.g. CPA Letter or SOS Search). A post-consummation dated VOE can be accepted in support of the pre-consummation dated CPA letter in file dated > 20 days prior to closing. CRED 0007 Exception Remains;	Mitigated Risk: 11/21/2022 - Exception is overridden to EV2 with the attached post-consummation dated CPA letter confirming active self-employment, which is in support of the pre-consummation dated CPA letter provided in file completed > 20 days prior to closing. CRED 0007 Exception Overridden to EV2;	Sold	C	B	C	B	C	B	C	B	C	B
814026	xxxxxx	xxxxxx	11/01/2022	Compliance	HPML Appraisal Requirements are Not Met	APPR 0044	1	Closed	Missing appraiser certification stating the appraisal was prepared in accordance Title XI of FIRREA and any implementing regulations.	11/16/2022	Verified credit history - Middle credit score 746 with no history of delinquency reported in the past 24 months. Minimum credit score required 740.;	11/01/2022 11/11/2022 - Exception is cleared with the attached updated appraisal report (Appraiser Signature xxxxxx); appraiser comments, Appraisal was prepared in accordance Title XI of FIRREA and any implementing regulations. 2. xxxxxx were not included in the appraisal value. xxxxxx are leased." APPR 0044 Exception Overridden to EV2;

												11/1/2022 - Recd appraisal report. ** No exception cleared. Unable to locate appraiser certification stating the appraisal was prepared in accordance Title XI of FIRREA and any implementing regulations. APPR 0044 Exception Remains;	Exception is cleared with the attached updated appraisal report (Appraiser Signature xxxxxx); appraiser comments, Appraisal was prepared in accordance Title XI of FIRREA and any implementing regulations. 2. xxxxxx were not included in the appraisal value. xxxxxx are leased." APPR 0044 Exception Overridden to EV2;	Sold	C	A	C	A	C	A	C	A	C	A
814026	xxxxxx	xxxxxx	11/01/2022	Credit	Title Issue affecting Lien Position	TITL 0003	2	Acknowledged	xxxxxx transfer agreement for xxxxxx does not indicate that in the event of foreclosure the lender or assignee has discretion to become, without payment of any transfer or similar fee, the beneficiary of the borrowers lease/agreement with the third party (pg 655).	Verified credit history - Middle credit score 746 with no history of delinquency reported in the past 24 months. Minimum credit score required 740.;	11/01/2022 02/01/23 Email received from investor (PM) We are ok to proceed with the xxxxxx issue on loan xxxxxx since xxxxxx guidelines do not specifically address this topic.

12/29/2022 - Recd Notice of an Independent xxxxxx Producer Contract and Final Title Policy. ** No exception cleared. xxxxxx transfer agreement for xxxxxx does not indicate that in the event of foreclosure the lender or assignee has discretion to become, without payment of any transfer or similar fee, the beneficiary of the borrowers lease/agreement with the third party, as required per xxxxxx. TITL 0003 Exception Remains;

												12/12/2022 - Attached title supplemental report reflecting Exception 9, Sellers Financing Statement, being intentionally deleted from the report is insufficient to satisfy the exception. ** No exception cleared. Lender defers to agency. Per agency (Properties with xxxxxx), the lease or power purchase agreement must indicate that in the event of foreclosure, the lender or assignee has the discretion to become, without payment of any transfer or similar fee, the beneficiary of the borrowers lease/agreement with the third party. TITL 0003 Exception Remains;	Client: EV2 Investor Acknowledges Exception as the lenders guidelines do not specifically address this topic.	Sold	C	B	C	B	C	B	C	B	C	B
814026	xxxxxx	xxxxxx	11/01/2022	Credit	Guideline Exception(s)	GIDE 0001	1	Closed	Missing confirmation from the appraiser that the value of the xxxxxx were not included in the appraised value of the property.	12/13/2022	Verified credit history - Middle credit score 746 with no history of delinquency reported in the past 24 months. Minimum credit score required 740.;	11/01/2022 12/13/2022 - Exception is cleared with the attached supplemental addendum signed by the appraisal confirming xxxxxx were not included in the appraisal value. GIDE 0001 Exception Cleared;

												12/12/2022 - Attached title supplemental report reflecting Exception 9, Sellers Financing Statement, being intentionally deleted from the report is insufficient to satisfy the exception. ** Refer to the original exception. Missing confirmation from the appraiser that the value of the xxxxxx were not included in the appraised value of the property. GIDE 0001 Exception Remains;	12/13/2022 - Exception is cleared with the attached supplemental addendum signed by the appraisal confirming xxxxxx were not included in the appraisal value. GIDE 0001 Exception Cleared;	Sold	C	A	C	A	C	A	C	A	C	A
814027	xxxxxx	xxxxxx	12/29/2022	Credit	Missing Loan Approval Date	APRV 0003	1	Closed	Loan commitment does not reflect the approval date (pg 531).	01/26/2023	Low LTV/CLTV/HCLTV - 79.99% LTV < 85% Max Allowed;	12/29/2022 1/13/2023 - "Please be advised that our form does not provide the "approval" date; however, the loan was Final approved xxxxxx - I can provide an LOE or type it on the form if youd like." ** A copy of the Mortgage Loan Commitment with Date of UW completed OR 1008 with Loan Approval Date noted can be accepted to satisfy the exception. APRV 0003 Exception Remains;	01/24/23 Lender provided executed 1008 and Loan information sheet reflecting approval date of xxxxxx.	Sold	C	A	C	A	C	A	C	A	C	A
814027	xxxxxx	xxxxxx	12/29/2022	Compliance	File Documentation is Incomplete	COMP 0047	1	Closed	Missing hazard insurance declaration; only insurance binder provided in file.	01/26/2023	Low LTV/CLTV/HCLTV - 79.99% LTV < 85% Max Allowed;		01/24/23 HOI Deck page received.	Sold	C	A	C	A	C	A	C	A	C	A
814027	xxxxxx	xxxxxx	12/29/2022	Credit	Back-end Ratio exception (DTI)	CRED 0004	1	Closed	Review DTI 59.85% > 55%

Qualifying income calculated using Net / 84 months (pg 176). Review used Net / 120 months as required per lender guide.

NOTE: Qualifying income calc used 70% retirement funds, however, guideline allows up to 80%. Using 80% of the value decreases the DTI to 57.55%
01/18/2023	Low LTV/CLTV/HCLTV - 79.99% LTV < 85% Max Allowed;	12/29/2022 1/17/2023 - Recd response from investor, "V1.4 is the most recent version. 84 months is correct. I attached a copy of the guideline comparison which highlights the changes from v1.3 to v1.4." ** Exception is cleared upon review of the updated guidelines; DTI < 50% with 84 month amortization. CRED 0004 Exception Cleared;

												1/13/2023 - Recd updated v1.4 guideline effective xxxxxx; allows for 84 months amortization for asset utilization. ** Exception has been escalated to investor for review. CRED 0004 Exception Remains;	1/17/2023 - Recd response from investor, "V1.4 is the most recent version. 84 months is correct. I attached a copy of the guideline comparison which highlights the changes from v1.3 to v1.4." ** Exception is cleared upon review of the updated guidelines; DTI < 50% with 84 month amortization. CRED 0004 Exception Cleared;	Sold	C	A	C	A	C	A	C	A	C	A
814027	xxxxxx	xxxxxx	12/29/2022	Credit	Guideline Exception(s)	GIDE 0001	2	Acknowledged	Assets held jointly with non-borrowing spouse used for asset depletion. Per lender guide, all individuals on the account must be a borrower on the loan.		Low LTV/CLTV/HCLTV - 79.99% LTV < 85% Max Allowed;		Client: Initial Grade EV2 - Investor Acknowledged Exception in File (pg 135).	Sold	C	B	C	B	C	B	C	B	C	B
814027	xxxxxx	xxxxxx	12/29/2022	Credit	Missing Asset Documentation Type	CRED 0063	2	Acknowledged	Missing investor acknowledgment for annuity accounts being used for asset depletion (pg 236)	Low LTV/CLTV/HCLTV - 79.99% LTV < 85% Max Allowed;	12/29/2022 04/13/23 Email recd from xxxxxx, We are ok with granting an exception for using an annuity account for asset amortization.

												1/13/2023 - Recd snippet from guidelines. ** No exception cleared. Cash value of life insurance and annuities are listed as ineligible assets. Annuity accounts were used for qualifying requiring an investor approved exception. CRED 0063 Exception Remains;	Client: Investor acknowledged exception.	Sold	C	B	C	B	C	B	C	B	C	B
814027	xxxxxx	xxxxxx	12/29/2022	Credit	Fraud report alerts have not been addressed	FRAUD 0001	1	Closed	Fraud finding 1507, another purchase transaction associated to the borrower has been identified on another lenders loan, not satisfactorily addressed (pg 115).	01/16/2023	Low LTV/CLTV/HCLTV - 79.99% LTV < 85% Max Allowed;	12/29/2022 1/13/2023 - Exception is cleared with the attached copy of the borrower signed credit inquiry letter. FRAUD 0001 Exception Cleared;	1/13/2023 - Exception is cleared with the attached copy of the borrower signed credit inquiry letter. FRAUD 0001 Exception Cleared;	Sold	C	A	C	A	C	A	C	A	C	A
814028	xxxxxx	xxxxxx	02/08/2023	Credit	Income Documentation is Insufficient	CRED 0082	2	Acknowledged	Missing copy of 2020 W2.		Verified reserves - 24.46 mths verified reserves w/a minimum requirement of 6.; Verified credit history - 694 Fico w/a minimum requirement of 660.;		Client: EV2 Non-Material- 2020 Wages verified per 2020 year end pay stub which was supported by 2020 1040 and transcripts.	Sold	C	B	C	B	C	B	C	B	C	B
814028	xxxxxx	xxxxxx	02/08/2023	Compliance	Final APR Outside Tolerance of .125 from APR 3 Business Days Prior to Closing	TRID 0206	1	Closed	APR increase 0.448- CD issued xxxxxx disclosed APR of 9.675%, CD xxxxxx disclosed APR 10.123%. Loan closed xxxxxx which was on the 3rd day.	02/14/2023	Verified reserves - 24.46 mths verified reserves w/a minimum requirement of 6.; Verified credit history - 694 Fico w/a minimum requirement of 660.;	02/08/2023 02/10/23 Recd from lender: Final APR Outside Tolerance of .125 from APR 3 Business Days Prior to Closing. APR increase 0.448- CD issued xxxxxx disclosed APR of 9.675%, CD xxxxxx disclosed APR 10.123%. Loan closed xxxxxx which was on the 3rd day.
												** Agree with lender response, Compliance exception appears to have fired in error. Confirmed per the reg the waiting period begins on the day the Closing Disclosure is sent/received. It does not start the next business day. CD issued Monday xxxxxx, final CD issued Thursday xxxxxx.	02/14/23 Compliance exception fired in error. Confirmed per the reg the waiting period begins on the day the Closing Disclosure is sent/received. It does not start the next business day. CD issued Monday xxxxxx, final CD issued Thursday xxxxxx.	Sold	C	A	C	A	C	A	C	A	C	A
814028	xxxxxx	xxxxxx	02/08/2023	Compliance	HPML Appraisal Requirements are Not Met	APPR 0044	1	Closed	Appraisal is missing appraiser certification stating the appraisal was prepared in accordance with Title XI of FIRREA and any implementing regulations.	02/15/2023	Verified reserves - 24.46 mths verified reserves w/a minimum requirement of 6.; Verified credit history - 694 Fico w/a minimum requirement of 660.;		02/15/23 Updated appraisal received with Title XI FFIREA verbiage added xxxxxx on page 27/28.	Sold	C	A	C	A	C	A	C	A	C	A
814029	xxxxxx	xxxxxx	02/17/2023	Credit	Missing Underwriter Loan Approval	APRV 0001	1	Closed	Missing lender loan approval.	02/24/2023	Low LTV/CLTV/HCLTV - LTV/CLTV 33.21% w/a max allowed of 70%.; Verified credit history - Borrower has a mid FICO of 722 w/a minimum requirement of 680.;		02/24/23 Lender loan approval received.	Sold	D	A	D	A	D	A	D	A	D	A
814029	xxxxxx	xxxxxx	02/17/2023	Credit	Unacceptable Mortgage History	CRED 0001	2	Acknowledged	1) No verification of primary housing. (Rent Free) 2) 1x120 02/19 and Notice of Lis Pendens filed xxxxxx for the same property. Borrower LOE and supporting documentation provided.		Low LTV/CLTV/HCLTV - LTV/CLTV 33.21% w/a max allowed of 70%.; Verified credit history - Borrower has a mid FICO of 722 w/a minimum requirement of 680.;		Client: Investor Acknowledged Exception based on documentation regarding circumstances and supporting documentation provided. Comp factor Low LTV of 33.21%, Rate Term (Delayed Financing) transaction.	Sold	C	B	C	B	C	B	C	B	C	B